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                                                      File Nos.
                                                       811-5646;
                                                    33-24041


                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, DC  20549

                                 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

         Post-Effective Amendment No. 10                             X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

         Amendment No. 13                                           X

                               WESTON PORTFOLIOS
            (Exact Name of Registrant as Specified in Charter)

             20 William Street, Wellesley, Massachusetts  02181
             (Address of Principal Executive Office)     (Zip Code)

Registrant's Telephone Number, Including Area Code (617) 235-7055

Douglas A. Biggar, President; Weston Portfolios; 20 William Street,
                   Wellesley, Massachusetts  02181
                  (Name and Address of Agent for Service)

Please send copies of all communications to:

                  Steven M. Felsenstein, Esquire
                  Stradley, Ronon, Stevens, & Young, LLP
                  2600 One Commerce Square
                  Philadelphia, PA  19103-7098

Approximate Date of Proposed Public Offering:

       It is proposed that this filing will become effective
       (Check appropriate box)

          X     immediately upon filing pursuant to paragraph (b)
                on          pursuant to paragraph (b)
                60 days after filing pursuant to paragraph (a)
                on      pursuant to paragraph (a) of Rule 485.

The Registrant registered in an indefinite number of Registrant's securities under this Registration Statement pursuant to Rule 24f-2. Registrant filed a Rule 24f-2 Notice for its most recent fiscal year on approximately December 22, 1995.

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                              TABLE OF CONTENTS

                               TO FORM N-1A

                              The Facing Page

                         1-  Cross-Reference Sheet

                         2-  Signature Page

			           EXHIBITS


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SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Wellesley, and State of Massachusetts on the 18th day of March, 1996.

  WESTON PORTFOLIOS
     Registrant



By:DOUGLAS A. BIGGAR
      President

 Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                              President,                March 18, 1996
DOUGLAS A. BIGGAR        Principal Executive
                         Officer and Trustee

                            Trustee                     March 18, 1996
ROGER EASTMAN

                            Trustee                     March 18, 1996
JOSEPH ROBATT, JR


                       Treasurer, Secretary             March 18, 1996
PAUL VIERBICKAS         Principal Financial
                      and Accounting Officer

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Exhibit Index
Item 24:

(b) (17) (a) Financial Data Schedule for New Century Capital Portfolio
(b) (17) (b) Financial Data Schedule for New Century I Portfolio